Other Long-term Assets	12 Months Ended
Dec. 31, 2023
Other Long-term Assets
Other Long-term Assets
12.	Other Long-term Assets

The following is a summary of other long-term assets (in thousands):

	December 31,	December 31,
	2022	2023
	RMB	RMB
Copyrights, licenses, domain names, trademark and technology	2,117,688	1,884,603
Goodwill	2,166,486	1,855,394
Long-term receivable	1,638,572	1,500,100
Non-current deposits	174,357	179,399
Long-term interest receivables	100,397	38,174
Staff housing loans	39,228	34,690
Others	569,727	446,746
	6,806,455	5,939,106

Balances of copyrights and licenses represents prepaid minimum royalties for exploitation of related intellectual properties, which was amortized over the term of the respective licensing agreements or estimated amortization periods.

Goodwill

	December 31,	December 31,
	2022	2023
	RMB	RMB
Beginning balance	595,280	2,166,486
Additions	1,571,206	—
Disposal	—	(311,092)
Ending balance	2,166,486	1,855,394

For the years ended December 31, 2022 and 2023, the carrying value of goodwill was mainly recorded under the games and related value-added services segment.The Group performed impairment tests using the qualitative and quantitative method and concluded that the goodwill was not impaired as at December 31, 2022 and 2023, therefore, no provision was recorded.

The Group made housing loans to its employees (excluding executive officers) for house purchases via a third-party commercial bank in China. Each individual staff housing loan is collateralized either by the property for which the loan is extended or by approved personal guarantees for the loan amount granted. The repayment term is five years from the date of drawdown. The interest rate is fixed varying from 2.1% to 4.75% per annum both for the years ended December 31, 2022 and 2023, respectively. The outstanding portion of the staff housing loans repayable within 12 months as of December 31, 2022 and 2023 amounted to approximately RMB22.7 million and RMB18.2 million, respectively. The amounts are reported under “Prepayments and other current assets” in the consolidated balance sheets (see Note 6).